Current and Long-Term Debt and Capital Lease Obligation, Covenant Compliance and Capital Leases (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Leases [Abstract]
Capital lease obligations	$ 212	$ 246	$ 502
Credit Facility [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
2021		450
2022		450
2023		450
2024		450
2025		42,863
Thereafter		0
Total		$ 44,663